Fair Value Measurements and Derivative Instruments (Recurring) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Contingent consideration expense	$ 18,400	$ 0	$ 0
Fair Value, Measurements, Recurring | Total Fair Value
Assets:
Derivative financial instruments	39,994	65,297
Total Assets	39,994	65,297
Liabilities:
Derivative financial instruments	257,728	201,812
Contingent consideration	62,400	44,000
Total Liabilities	320,128	245,812
Fair Value, Measurements, Recurring | Level 1
Assets:
Derivative financial instruments	0	0
Total Assets	0	0
Liabilities:
Derivative financial instruments	0	0
Contingent consideration	0	0
Total Liabilities	0	0
Fair Value, Measurements, Recurring | Level 2
Assets:
Derivative financial instruments	39,994	65,297
Total Assets	39,994	65,297
Liabilities:
Derivative financial instruments	257,728	201,812
Contingent consideration	0	0
Total Liabilities	257,728	201,812
Fair Value, Measurements, Recurring | Level 3
Assets:
Derivative financial instruments	0	0
Total Assets	0	0
Liabilities:
Derivative financial instruments	0	0
Contingent consideration	62,400	44,000
Total Liabilities	$ 62,400	$ 44,000